Basis of preparation (Policies)	6 Months Ended
Sep. 30, 2020
Basis of preparation
Considerations in respect of COVID-19

Considerations in respect of COVID-19

Going concern

As outlined on page 3, trading in the first half of the year demonstrates the relative resilience of the Group’s operating model and the Group has a strong liquidity position with €6.6 billion of cash and cash equivalents available at 30 September 2020 and the Group has access to committed facilities that cover all of the Group’s reasonably expected cash requirements over the going concern period. The Directors have reviewed trading and liquidity forecasts for the Group which have been updated for the expected impact of COVID-19. The forecasts considered a variety of scenarios including not being able to access the capital markets during the assessment period.  In addition to the liquidity forecasts prepared, the Directors considered the availability of the Group’s revolving credit facilities which were undrawn as at 30 September 2020. As a result of the assessment performed, the Directors have concluded that the Group is able to continue in operation for the period up to and including March 2022 and that it is appropriate to continue to adopt a going concern basis in preparing the unaudited condensed consolidated financial statements.

Critical accounting judgements and estimates

The Group’s critical accounting judgements and estimates were disclosed in the Group’s annual report for the year ended 31 March 2020. The forecast impact of COVID-19 was factored into certain of our judgements, primarily impairment testing. These judgements and estimates were reassessed during the six months ended 30 September 2020 and the Group’s latest outlook and best estimate of the COVID-19 impact are considered in our impairment review.

New accounting pronouncements adopted

New accounting pronouncements adopted

On 1 April 2020, the Group adopted certain new accounting policies where necessary to comply with amendments to IFRS, none of which had a material impact on the consolidated results, financial position or cash flows of the Group. Further details are provided in the Group’s annual report for the year ended 31 March 2020.